3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (Percentage Of Sales)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Percentage Of Sales
1	25.00%	43.60%	30.90%	46.40%
2	22.70%	17.80%	28.30%	18.70%
3	11.30%	13.20%